FINANCIAL INSTRUMENTS - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Derivatives:
Derivative asset	$ 540	$ 46,970
Derivative liability	(45,625)	(56,205)
Debt deferred charges	28,749	32,924
Oil derivative instrument
Derivatives:
Derivative asset	540	45,640
Derivative liability			$ (79,600)
Interest rate swap
Derivatives:
Derivative asset	0	84
Derivative liability	(44,315)	(5,798)
Foreign exchange swap
Derivatives:
Derivative asset	0	214
Foreign exchange swaps	0	1,246
Net amount	(1,310)	0
Equity Swap
Derivatives:
Derivative liability	0	(50,407)
Level 1 | Carrying value
Non-derivatives:
Cash and cash equivalents	127,691	222,123
Restricted cash and short-term deposits	163,181	188,289
Level 1 | Fair value
Non-derivatives:
Cash and cash equivalents	127,691	222,123
Restricted cash and short-term deposits	163,181	188,289
Level 2 | Carrying value
Non-derivatives:
Current portion of long-term debt and short-term debt	(984,510)	(1,244,599)
Long-term debt - convertible bonds	(383,740)	(368,134)
Long-term debt	(1,011,281)	(956,018)
Level 2 | Carrying value | Oil derivative instrument
Derivatives:
Derivative asset	540	45,640
Level 2 | Carrying value | Interest rate swap
Derivatives:
Derivative asset	0	84
Derivative liability	(44,315)	(5,798)
Level 2 | Carrying value | Foreign exchange swap
Derivatives:
Foreign exchange swaps	0	1,246
Net amount	(1,310)	0
Level 2 | Carrying value | Equity Swap
Derivatives:
Derivative liability	0	(50,407)
Level 2 | Fair value
Non-derivatives:
Current portion of long-term debt and short-term debt	(984,510)	(1,244,599)
Long-term debt - convertible bonds	(366,581)	(355,943)
Long-term debt	(1,011,281)	(956,018)
Level 2 | Fair value | Oil derivative instrument
Derivatives:
Derivative asset	540	45,640
Level 2 | Fair value | Interest rate swap
Derivatives:
Derivative asset	0	84
Derivative liability	(44,315)	(5,798)
Level 2 | Fair value | Foreign exchange swap
Derivatives:
Foreign exchange swaps	0	1,246
Net amount	(1,310)	0
Level 2 | Fair value | Equity Swap
Derivatives:
Derivative liability	$ 0	$ (50,407)